Intangible Assets And Goodwill - Summary of Intangible Assets And Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 84,250	€ 34,561
Ending Balance	171,726	84,250	€ 34,561
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	127,442	50,346	29,506
Additions	94,326	46,985	19,613
Additions through business combinations under common control	361	24,684
Additions through business combinations	4
Transfer	(4)
Disposal	(10)	(135)
Foreign exchange differences	(8,295)	5,562	1,227
Ending Balance	213,824	127,442	50,346
Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(43,192)	(15,785)	(6,354)
Amortisation	(920)	(436)	(227)
Additions through business combinations under common control	(39)	(20,057)
Transfer	4
Disposal	5	133
Impairment	(366)	(4,972)	(9,347)
Foreign exchange differences	2,410	(2,075)	143
Ending Balance	(42,098)	(43,192)	(15,785)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	26
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	6	2	2
Additions	26	4
Transfer	(4)
Ending Balance	28	6	2
Goodwill [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(6)	(2)	(2)
Transfer	4
Impairment		(4)
Ending Balance	(2)	(6)	(2)
Assets under construction [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	82,989	34,027
Ending Balance	168,809	82,989	34,027
Assets under construction [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	124,938	49,325	28,934
Additions	91,996	46,145	19,155
Additions through business combinations under common control		24,020
Disposal		(2)
Foreign exchange differences	(8,147)	5,450	1,236
Ending Balance	208,787	124,938	49,325
Assets under construction [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(41,949)	(15,298)	(6,090)
Additions through business combinations under common control		(19,661)
Impairment	(366)	(4,968)	(9,347)
Foreign exchange differences	2,337	(2,022)	139
Ending Balance	(39,978)	(41,949)	(15,298)
Patent, trademarks and other rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	87	93
Ending Balance	384	87	93
Patent, trademarks and other rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	104	102
Additions			103
Additions through business combinations under common control	361	121
Disposal		(133)
Foreign exchange differences	2	14	(1)
Ending Balance	467	104	102
Patent, trademarks and other rights [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(17)	(9)
Amortisation	(27)	(17)	(9)
Additions through business combinations under common control	(39)	(121)
Disposal		133
Foreign exchange differences		(3)
Ending Balance	(83)	(17)	(9)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,174	441
Ending Balance	2,507	1,174	441
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,394	917	570
Additions	2,304	836	355
Additions through business combinations under common control		543
Additions through business combinations	4
Disposal	(10)
Foreign exchange differences	(150)	98	(8)
Ending Balance	4,542	2,394	917
Software [member] | Amortisation/impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,220)	(476)	(262)
Amortisation	(893)	(419)	(218)
Additions through business combinations under common control		(275)
Disposal	5
Foreign exchange differences	73	(50)	4
Ending Balance	€ (2,035)	€ (1,220)	€ (476)